Eaton Vance
Growth Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value
Aerospace & Defense — 1.1%
HEICO Corp.	15,409	$ 4,117,131
		$ 4,117,131
Automobiles — 0.9%
Tesla, Inc.(1)	12,740	$ 3,301,698
		$ 3,301,698
Beverages — 1.5%
Coca-Cola Co.	79,566	$ 5,698,517
		$ 5,698,517
Broadline Retail — 8.0%
Amazon.com, Inc.(1)	161,309	$ 30,690,650
		$ 30,690,650
Building Products — 1.1%
Trane Technologies PLC	12,064	$ 4,064,603
		$ 4,064,603
Capital Markets — 3.9%
Blue Owl Capital, Inc.(2)	154,265	$ 3,091,471
Intercontinental Exchange, Inc.	17,043	2,939,918
S&P Global, Inc.	7,045	3,579,564
Tradeweb Markets, Inc., Class A	36,438	5,409,585
		$ 15,020,538
Commercial Services & Supplies — 2.3%
Copart, Inc.(1)	69,171	$ 3,914,387
Waste Connections, Inc.	25,403	4,958,411
		$ 8,872,798
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	42,849	$ 3,319,941
		$ 3,319,941
Consumer Staples Distribution & Retail — 3.8%
BJ's Wholesale Club Holdings, Inc.(1)	31,109	$ 3,549,537
Costco Wholesale Corp.	7,446	7,042,278
Walmart, Inc.	45,505	3,994,884
		$ 14,586,699
Security	Shares	Value
Electrical Equipment — 1.3%
AMETEK, Inc.	28,153	$ 4,846,257
		$ 4,846,257
Entertainment — 2.7%
Netflix, Inc.(1)	10,982	$ 10,241,044
		$ 10,241,044
Financial Services — 3.4%
Shift4 Payments, Inc., Class A(1)(2)	57,222	$ 4,675,610
Visa, Inc., Class A	23,609	8,274,010
		$ 12,949,620
Ground Transportation — 0.6%
Uber Technologies, Inc.(1)	31,646	$ 2,305,728
		$ 2,305,728
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	15,428	$ 2,046,524
Edwards Lifesciences Corp.(1)	46,157	3,345,460
Intuitive Surgical, Inc.(1)	12,063	5,974,442
		$ 11,366,426
Health Care Providers & Services — 0.7%
McKesson Corp.	3,796	$ 2,554,670
		$ 2,554,670
Insurance — 0.8%
Arthur J. Gallagher & Co.	9,352	$ 3,228,684
		$ 3,228,684
Interactive Media & Services — 11.2%
Alphabet, Inc., Class A	123,552	$ 19,106,081
Alphabet, Inc., Class C	39,911	6,235,295
Meta Platforms, Inc., Class A	29,397	16,943,255
Reddit, Inc., Class A(1)	5,034	528,067
		$ 42,812,698
IT Services — 1.1%
Gartner, Inc.(1)	9,559	$ 4,012,295
		$ 4,012,295
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	4,034	$ 2,007,318
		$ 2,007,318

Eaton Vance
Growth Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 3.5%
Eli Lilly & Co.	16,353	$ 13,506,106
		$ 13,506,106
Professional Services — 1.0%
TransUnion	44,230	$ 3,670,648
		$ 3,670,648
Real Estate Management & Development — 1.7%
CoStar Group, Inc.(1)	33,648	$ 2,665,931
FirstService Corp.	22,013	3,653,057
		$ 6,318,988
Semiconductors & Semiconductor Equipment — 16.8%
Analog Devices, Inc.	12,744	$ 2,570,083
Broadcom, Inc.	92,911	15,556,089
Lam Research Corp.	99,103	7,204,788
NVIDIA Corp.	358,008	38,801,015
		$ 64,131,975
Software — 16.8%
Adobe, Inc.(1)	14,694	$ 5,635,590
Constellation Software, Inc.	1,040	3,293,607
Fair Isaac Corp.(1)	1,943	3,583,203
Fortinet, Inc.(1)	43,170	4,155,544
Intuit, Inc.	13,126	8,059,233
Microsoft Corp.	79,077	29,684,715
Nutanix, Inc., Class A(1)	50,793	3,545,859
Salesforce, Inc.	23,318	6,257,618
		$ 64,215,369
Specialty Retail — 3.8%
Burlington Stores, Inc.(1)	9,746	$ 2,322,764
Home Depot, Inc.	6,139	2,249,882
TJX Cos., Inc.	81,554	9,933,278
		$ 14,505,924
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	127,793	$ 28,386,659
		$ 28,386,659
Total Common Stocks (identified cost $154,483,894)		$380,732,984

Short-Term Investments — 1.5%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(3)	1,335,188	$ 1,335,188
Total Affiliated Fund (identified cost $1,335,188)		$ 1,335,188

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(4)	4,331,142	$ 4,331,142
Total Securities Lending Collateral (identified cost $4,331,142)		$ 4,331,142
Total Short-Term Investments (identified cost $5,666,330)		$ 5,666,330
Total Investments — 101.3% (identified cost $160,150,224)		$386,399,314
Other Assets, Less Liabilities — (1.3)%		$ (4,883,412)
Net Assets — 100.0%		$381,515,902
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $5,669,647 and the total market value of the collateral received by the Fund was $5,967,131, comprised of cash of $4,331,142 and U.S. government and/or agencies securities of $1,635,989.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at March 31, 2025.

Eaton Vance
Growth Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,335,188, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,288,104	$7,915,958	$(9,868,874)	$ —	$ —	$1,335,188	$10,632	1,335,188
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$380,732,984*	$ —	$ —	$380,732,984
Short-Term Investments:
Affiliated Fund	1,335,188	—	—	1,335,188
Securities Lending Collateral	4,331,142	—	—	4,331,142
Total Investments	$386,399,314	$ —	$ —	$386,399,314
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
3